As filed with the Securities and Exchange Commission on September 12, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2021 – April 30, 2022

The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2022, as originally filed with the U.S. Securities and Exchange Commission on June 30, 2022 (Accession Number 0001435109-22-000137) (the “Original Filing”), for the sole purpose of amending the language contained in Item 4(d) of the certifications required by Item 13(a)(2) of Form N-CSR and pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. Except for the correction described above and the inclusion of new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, this amendment does not amend, update or modify any other items or disclosures found in the Original Filing. In addition, this amendment does not reflect events or transactions occurring after the filing of the Original Filing. As a result, such information continues to speak as of the date of the Original Filing.

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Annual Report
April 30, 2022

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2022

Dear Shareholder,
We are pleased to offer this annual report for the Monongahela All Cap Value Fund (the “Fund”) for the time from May 1,
2021 to April 30, 2022. For this period, the Fund was down 1.73%, the S&P 500 Index ( the “S&P“), an index of the 500 largest publicly-traded companies in the US weighted by market capitalization) was up 0.21% and the Russell 2000 Value Index (an
index that measures the performance of US small market capitalization companies) was down 6.59%. Since our mid-year report on October 31, 2021, the Fund was down 2.38% while the S&P was down 9.65% and the Russell 2000 Value Index was down 9.50%.
Removing the Punch Bowl
In the first quarter of 2022, the equity markets experienced their first quarterly decline since the beginning of the pandemic.
Rising interest rates, surging inflation, and geopolitical conflicts contributed to increased volatility and a broad market decline.
Of particular interest in the first quarter of 2022 was the dramatic increase in the 2-year Treasury note yield. The yield on the 2-year was 0.20% (20 basis points) at the end of August 2021, and by the end of March 2022, it had exploded upward to
2.31%. The Federal Reserve (Fed), which had been late in recognizing the structural changes affecting interest rates, began following the lead of the bond markets, and in the first quarter of 2022 initiated the first federal fund rates increase since
December of 2018. In addition, the Fed announced their intention to end their accommodative balance sheet policy. As
William M. Martin, the Federal Reserve chairman from 1951 to 1970, noted in a speech on October 19, 1955:
The Fed’s balance sheet had been elevated since the 2008/2009 financial crisis, but the aggressive bond buying during the pandemic has filled the punch bowl to the brim with almost $9 trillion in assets. In addition to beginning a process of systematically raising rates, the Fed has also committed to (at least for the moment) reducing their balance sheet by $95 billion a month beginning in June 2022, in effect a tightening of monetary policy. The market impact of these dynamics has been widespread, and we’ve highlighted the reaction by the aforementioned 2-year Treasury, as depicted in the chart below.
In the field of monetary and credit policy, precautionary action to prevent inflationary excesses is bound to have some onerous effects – if it did not it would be ineffective and futile. Those who have the task of making such policy don’t expect you to applaud. The Federal Reserve, as one writer put it, after the recent increase in the discount rate, is in the position of the chaperone who has ordered the punch bowl removed just when the party was really warming up.

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2022

Sectors
A change in interest rates, particularly a rapid change, may foretell a transition in the business cycle. As analysts, we divide equities into sectors, representing areas of the economy that share related products or services. Each sector has unique characteristics and performs differently at each stage of the business cycle. Standard and Poor’s currently recognizes eleven sectors and it is interesting to note in the table below the wide performance variation among the sectors during the 1st quarter of 2022 when interest rates were breaking higher.
The surge in interest rates, the relatively quick reversal of Fed monetary policy and uncertainty in geopolitics have culminated in an extraordinary level of sector performance dispersion as noted in the table. In this volatile environment, we hoped to find discrepancy in pricing which would allow us to stay the course with our value discipline. Our bottom-up approach, evaluating individual securities, should lead to a natural rebalancing in sectors, as strong sectors overshoot their intrinsic values and weak sectors are oversold.
Our Healthcare sector exposure for the six months ending April 30th, 2022, increased from 11.8% to 14.5%, primarily with the addition of Zimmer Biomet Holdings, Inc. Zimmer Biomet Holdings is a medical technology company with a portfolio of products designed to enhance mobility. These include orthopedic products for the knee, hip, shoulder, foot and ankle.
Zimmer Biomet recently spun off ZimVie Inc. to its shareholders, a division that serves the spinal and dental market.
The company’s operations slowed during the pandemic as many elective surgeries were put on hold. The stock declined significantly in 2021 and presented what we believed to be an attractive entry price, below our intrinsic value estimate.
The Industrial sector now represents 19.7% of the portfolio as compared with 21.4% as of October 31st, 2021. Most of the decline occurred in Hyster-Yale Materials Handling Inc.: the position was sold in the first quarter of 2022. While we viewed their lift truck business as attractive and undervalued, the company continued to invest and incur losses in its subsidiary
Nuvera Fuel Cells. This resulted in higher debt levels, with which we were no longer comfortable. Deluxe Corp was also sold as it exceeded our target.
Citrix Systems, Inc., in the Information Technology sector, received a merger proposal and reached full valuation and was sold. The Citrix sale, along with a reduction in Seagate Technology Holdings PLC, reduced the Information Technology sector weighting from 18% on October 31st, 2021 to 16% as of April 30th, 2022.
The balance as allocated across the remaining sectors was basically unchanged.
With uncertainty clouding all forecast, markets should stay volatile, providing opportunities to find potential values in distressed sectors and trim positions in equities and sectors that appear to have significantly overshot their intrinsic value.
We expect the high level of dispersion to continue and look forward to adjusting the Fund.
Thank you for your investment.
Consumer Disc. -9.35% Real Estate -6.22% Technology -8.51%
Consumer Staples -1.26% Healthcare -2.58% Utilities +4.77%
Energy +39.08% Industrials -2.36% Communication Serv. -11.25%
Financials -1.48% Materials -2.37%
Mark Rodgers Michael Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2022

IMPORTANT RISKS AND DISCLOSURES
Past performance is no guarantee of future results.
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of April 30, 2022, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Please see the schedule of investments for a complete list of holdings.

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
April 30, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the Russell
2000
®
Value Index (the “Russell 2000 Value”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 2.22%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2022 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 392-9331.
Average Annual Total Returns
Periods Ended April 30, 2022
Six Month One Year Five Year
Since Inception
07/01/13
Monongahela All Cap Value Fund -2.38% -1.73% 11.41% 11.16%
S&P 500® Index -9.65% 0.21% 13.66% 13.39%
Russell 2000® Value Index -9.50% -6.59% 6.75% 8.50%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.5%
Communication Services - 0.5%
3,000 Verizon Communications, Inc. $ 138,900
Consumer Discretionary - 18.3%
52,500 El Pollo Loco Holdings, Inc.
(a)
559,125
25,000 H&R Block, Inc. 651,750
8,000 Hasbro, Inc. 704,480
25,000 Tapestry, Inc. 823,000
4,500 Target Corp. 1,028,925
6,500 Williams-Sonoma, Inc. 848,120
4,615,400
Consumer Staples - 9.9%
6,574 Alico, Inc. 260,791
4,000 Brown-Forman Corp., Class A 249,680
11,500 General Mills, Inc. 813,395
1,400 Kimberly-Clark Corp. 194,362
3,000 The Coca-Cola Co. 193,830
2,500 The Procter & Gamble Co. 401,375
9,000 Walgreens Boots Alliance, Inc. 381,600
2,495,033
Energy - 3.8%
10,500 ONEOK, Inc. 664,965
3,500 Phillips 66 303,660
968,625
Financials - 7.2%
7,500 CB Financial Services, Inc. 175,425
10,000 Equitable Holdings, Inc. 288,300
13,000 MetLife, Inc. 853,840
17,500 Old Republic International Corp. 385,175
2,000 The Bank of New York Mellon
Corp. 84,120
2,500 William Penn Bancorp 30,500
1,817,360
Health Care - 14.5%
5,500 AbbVie, Inc. 807,840
1,000 Azenta, Inc. 74,960
2,000 Bristol-Myers Squibb Co. 150,540
1,000 Eli Lilly & Co. 292,130
12,000 Hologic, Inc.
(a)
863,880
4,500 Merck & Co., Inc. 399,105
1,600 Neogen Corp.
(a)
42,240
4,000 PerkinElmer, Inc. 586,440
3,250 Zimmer Biomet Holdings, Inc. 392,437
2,000 Zimvie, Inc.
(a)
45,000
3,654,572
Industrials - 19.7%
2,500 Aerojet Rocketdyne Holdings,
Inc.
(a)
99,950
5,000 Curtiss-Wright Corp. 714,550
8,500 Douglas Dynamics, Inc. 263,160
8,500 Emerson Electric Co. 766,530
8,500 Fortune Brands Home & Security,
Inc. 605,625
10,500 Healthcare Services Group, Inc. 179,445
750 Honeywell International, Inc. 145,132
3,250 Hubbell, Inc. 634,920
15,000 MillerKnoll, Inc. 475,950
2,000 Science Applications International
Corp. 166,460
11,900 The Gorman-Rupp Co. 379,134
6,000 Westinghouse Air Brake
Technologies Corp. 539,460
4,970,316
Shares Security Description Value
Information Technology - 16.0%
4,000 Badger Meter, Inc. $ 322,760
15,500 Canon, Inc., ADR 356,190
4,000 Cognizant Technology Solutions
Corp., Class A 323,600
12,500 Corning, Inc. 439,875
2,500 F5, Inc.
(a)
418,525
12,500 II-VI, Inc.
(a)
765,125
2,500 International Business Machines
Corp. 330,525
9,500 Seagate Technology Holdings PLC 779,380
1,750 Texas Instruments, Inc. 297,938
4,033,918
Materials - 3.9%
4,000 Corteva, Inc. 230,760
5,000 Newmont Corp. 364,250
1,500 PPG Industries, Inc. 191,985
22,300 Universal Stainless & Alloy
Products, Inc.
(a)
194,010
981,005
Utilities - 2.7%
8,390 National Fuel Gas Co. 588,391
1,000 WEC Energy Group, Inc. 100,050
688,441
Total Common Stock (Cost $19,176,669) 24,363,570
Shares Security Description Value
Money Market Fund - 3.5%
868,819 First American
Treasury Obligations
Fund, Class X, 0.29%
(b)
(Cost $868,819) 868,819
Investments, at value - 100.0% (Cost $20,045,488) $ 25,232,389
Other Assets & Liabilities, Net - 0.0% 10,403
Net Assets - 100.0% $ 25,242,792
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of April 30,
2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 24,363,570
Level 2 - Other Significant Observable Inputs 868,819
Level 3 - Significant Unobservable Inputs –
Total $ 25,232,389

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2022

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 0.6%
Consumer Discretionary 18.3%
Consumer Staples 9.9%
Energy 3.8%
Financials 7.2%
Health Care 14.5%
Industrials 19.7%
Information Technology 16.0%
Materials 3.9%
Utilities 2.7%
Money Market Fund 3.4%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $20,045,488) $ 25,232,389
Receivables:
Dividends 40,647
Prepaid expenses 8,934
Total Assets
25,281,970
LIABILITIES
Accrued Liabilities:
Investment Adviser fees 1,516
Fund services fees 7,379
Other expenses 30,283
Total Liabilities
39,178
NET ASSETS
$ 25,242,792
COMPONENTS OF NET ASSETS
Paid-in capital $ 19,283,585
Distributable earnings 5,959,207
NET ASSETS
$ 25,242,792
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,415,679
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 17.83
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $7,298) $ 598,541
Total Investment Income
598,541
EXPENSES
Investment adviser fees 193,228
Fund services fees 173,355
Custodian fees 5,000
Registration fees 14,430
Professional fees 37,141
Trustees' fees and expenses 4,655
Other expenses 42,997
Total Expenses 470,806
Fees waived
(251,813)
Net Expenses
218,993
NET INVESTMENT INCOME
379,548
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 1,050,988
Net change in unrealized appreciation (depreciation) on investments
(1,883,022)
NET REALIZED AND UNREALIZED LOSS
(832,034)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (452,486)

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended April 30,
2022 2021
OPERATIONS
Net investment income $ 379,548 $ 257,807
Net realized gain 1,050,988 1,172,472
Net change in unrealized appreciation (depreciation) (1,883,022) 6,810,846
Increase (Decrease) in Net Assets Resulting from Operations
(452,486) 8,241,125
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,892,020) (243,651)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,946,000 4,699,888
Reinvestment of distributions 1,855,424 238,417
Redemption of shares
(2,640,404) (1,268,927)
Redemption fees
548 3,585
Increase in Net Assets from Capital Share Transactions
3,161,568 3,672,963
Increase in Net Assets
817,062 11,670,437
NET ASSETS
Beginning of Year
24,425,730 12,755,293
End of Year
$ 25,242,792 $ 24,425,730
SHARE TRANSACTIONS
Sale of shares 207,973 298,305
Reinvestment of distributions 99,175 14,365
Redemption of shares
(139,925) (74,790)
Increase in Shares
167,223 237,880

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended April 30,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Year
$ 19.56 $ 12.62 $ 14.03 $ 13.65 $ 13.80
INVESTMENT OPERATIONS
Net investment income (a) 0.28 0.23 0.28 0.28 0.23
Net realized and unrealized gain (loss)
(0.56) 6.92 (1.22) 0.93 1.09
Total from Investment Operations
(0.28) 7.15 (0.94) 1.21 1.32
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.25) (0.20) (0.27) (0.26) (0.17)
Net realized gain
(1.20) (0.01) (0.20) (0.57) (1.30)
Total Distributions to Shareholders
(1.45) (0.21) (0.47) (0.83) (1.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Year
$ 17.83 $ 19.56 $ 12.62 $ 14.03 $ 13.65
TOTAL RETURN
(1.73)% 56.94% (7.26)% 9.72% 9.36%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 25,243 $ 24,426 $ 12,755 $ 12,805 $ 10,141
Ratios to Average Net Assets:
Net investment income 1.47% 1.41% 2.01% 1.98% 1.63%
Net expenses 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (c) 1.83% 2.21% 2.57% 2.86% 3.36%
PORTFOLIO TURNOVER RATE 30% 32% 47% 37% 60%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2022

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation
Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2022

adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of April 30, 2022, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30,
2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2022

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2021, each Independent Trustee’s annual retainer was $31,000 ($41,000 for the Chairman). Effective January 1, 2022, each Independent Trustee’s annual retainer is $45,000
($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2022 (“Expense Cap”). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be changed or eliminated at any time. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the year ended April 30, 2022 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of
April 30, 2022, $472,478 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended April 30, 2022 were $8,859,349 and $7,370,584, respectively.
Note 6. Federal Income Tax
As of April 30, 2022, cost of investments for federal income tax purposes is $20,019,360 and net unrealized appreciation consists of:
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 166,813 $ 85,000 $ 251,813
Gross Unrealized Appreciation
$ 5,927,522
Gross Unrealized Depreciation
(714,493)
Net Unrealized Appreciation
$ 5,213,029

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2022

Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
As of April 30, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
2022 2021
Ordinary Income $ 422,231 $ 228,650
Long-Term Capital Gain 1,469,789 15,001
$ 1,892,020 $ 243,651
Undistributed Ordinary Income
$ 97,376
Undistributed Long-Term Gain
648,802
Unrealized Appreciation
5,213,029
Total
$ 5,959,207

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds
and the Shareholders of Monongahela All Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Monongahela All Cap Value Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
June 21 , 2022

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

Investment Advisory Agreement Approval
At the March 18, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the
S&P 500 Index, the Fund’s primary benchmark index, for the one-, three-, and five-year periods ended December 31, 2021, and for the period since the Fund’s inception on July 1, 2013. The Board also observed that the Fund underperformed the
Russell 2000 Value Index, the Fund’s secondary benchmark index, for the one-year period ended December 31, 2021, and outperformed the secondary benchmark index over the three- and five-year periods ended December 31, 2021, and for the period since the Fund’s inception on July 1, 2013. The Board noted the Adviser’s representation that the Fund’s performance relative to each benchmark index was reflective of the performance of the market as a whole, based on market capitalization sizes during the periods under review. Specifically, the Board noted the Adviser’s representation that the Fund, which was, on average, invested in middle capitalization stocks, underperformed the S&P 500 Index, which is composed of relatively larger capitalization stocks, whereas the Fund generally outperformed the Russell 2000 Value Index, which is composed of relatively smaller capitalization stocks. The Board also considered the Adviser’s representation that the Fund’s relative performance was also representative of a market preference for “growth” stocks rather than “value” stocks during the periods under review, noting that the Fund maintained a “value” oriented investment strategy during periods in which growth stocks significantly outperformed value stocks.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of the Strategic Insight Peers for the one-year period ended December 31, 2021, and outperformed the average of the Strategic Insight peers over the three-, and five-year periods ended December 31, 2021.
Considering the Adviser’s investment style and the foregoing performance information, among other considerations, the
Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Strategic Insight peers. The Board noted that the Adviser’s actual advisory fee rate and actual total expense ratio were each less than the median of the
Strategic Insight peer group and were each among the lowest of the Strategic Insight peers. The Board further noted that the Adviser was currently waiving its entire advisory fee in an effort to keep the Fund’s expenses at levels believed by the
Adviser to be attractive to investors. Based on the foregoing, among other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of managing the Fund. The Board noted that the Adviser was currently waiving its entire advisory fee in an effort to keep the Fund expenses at levels believed by the Adviser to be attractive to investors and had committed to extending the waiver through at least the duration of the renewal period of the Advisory Agreement.
Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from the advisory fee received from the Fund, the Adviser does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2021 through April 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.
Beginning
Account Value
November 1, 2021
Ending
Account Value
April 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 976.25 $ 4.17 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 181 divided by 365 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD),
100 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code and 18.72% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of
$1,469,789.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 392-9331.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-
2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and
Vice President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-ANR-0422

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400  in 2021 and $13,400 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2021 and $3,000 in 2022. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 12, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 12, 2022